Organization (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Aug. 20, 2013	Sep. 30, 2014	Sep. 30, 2013	Jun. 15, 2012
Organization [Line Items]
Ownership percentage				85.00%
Sale of stock, price per share (in dollars per share)		$ 15.05	$ 10.89
Hiscox | Catastrophe Fund Manager
Organization [Line Items]
Ownership percentage				15.00%
IPO
Organization [Line Items]
Issuance of common shares (in shares)	24,832,484
Sale of stock, price per share (in dollars per share)	$ 12.50
Sale of stock, net proceeds	$ 286.0